Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	12 Months Ended			17 Months Ended	24 Months Ended		29 Months Ended	36 Months Ended		38 Months Ended	41 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	72 Months Ended	74 Months Ended	77 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended	122 Months Ended
		May 31, 2019	Oct. 31, 2015	Aug. 31, 2015	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Aug. 31, 2016	Oct. 31, 2020	Oct. 31, 2017	Aug. 31, 2017	Oct. 31, 2021	Oct. 31, 2018	Aug. 31, 2018	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000130396
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas Disciplined Equity Fund, Institutional Class Shares
Accumulated Value			$ 250,000				$ 252,917			$ 306,079			$ 347,751				$ 398,360			$ 441,756			$ 618,925			$ 516,105		$ 545,655		$ 725,376		$ 821,588
C000130893
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares
Accumulated Value			250,000				245,646			293,003			305,579				358,973			382,581			535,073			419,877		415,049		543,073		582,682
C000130895
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas Income Opportunities Fund, Institutional Class Shares
Accumulated Value			250,000				266,384			301,544			315,406				356,861			374,942			474,353			416,457		435,972		530,585		574,630
C000195841
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas All Cap Growth Fund, Institutional Class Shares
Accumulated Value			250,000				242,204			312,570			358,366				424,704			521,144			715,798			529,609		570,822		847,602		938,890
C000195839
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas Equity Income Fund, Institutional Class Shares
Accumulated Value				$ 250,000				$ 259,268			$ 305,629			$ 354,169	$ 335,786			$ 406,102			$ 420,116			$ 611,543			$ 537,166		$ 531,644		$ 732,052		$ 766,336
C000212351
Account Value [Line Items]
Line Graph and Table Measure Name						CIBC Atlas International Growth Fund, Institutional Class Shares
Accumulated Value		$ 250,000			$ 259,500				$ 266,789			$ 334,711				$ 252,078			$ 290,455			$ 345,314			$ 427,949
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					S&P 500 Index (USD) (TR)
Accumulated Value			250,000				261,273			323,018			346,747				396,423			434,918			621,558			530,742		584,574		806,812		979,893
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					Russell 3000 Index (USD) (TR)
Accumulated Value			250,000				260,608			323,100			344,411				390,871			430,537			619,540			517,206		560,548		772,745		933,572
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					S&P 500 Index (USD) (TR)
Accumulated Value			250,000				261,273			323,018			346,747				396,423			434,918			621,558			530,742		584,574		806,812		979,893
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					Russell 3000 Index (USD) (TR)
Accumulated Value			250,000				260,608			323,100			344,411				390,871			430,537			619,540			517,206		560,548		772,745		933,572
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]					Russell 1000 Index (USD) (TR)
Accumulated Value				$ 250,000				$ 279,233			$ 324,353			$ 388,633	$ 362,503			$ 413,805			$ 458,768			$ 658,386			$ 550,554		$ 602,768		$ 832,235		$ 1,008,135
MSCI ACWI ex-USA Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]					MSCI ACWI ex-USA Index (USD) (Gross)
Accumulated Value		$ 250,000			$ 269,804				$ 263,909			$ 343,675				$ 259,990			$ 292,912			$ 366,092			$ 459,892
Russell Midcap Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					Russell Midcap Growth Index (USD) (TR)
Accumulated Value			250,000				251,007			316,886			336,341				400,012			484,562			675,608			480,088		496,170		688,040		822,849
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Accumulated Value			250,000				261,881			298,930			309,529				353,155			386,021			478,706			407,529		433,702		547,751		630,550
Bloomberg U.S. Government/Credit Index (USD (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					Bloomberg U.S. Government/Credit Index (USD (TR)
Accumulated Value			250,000				262,088			264,845			258,734				291,355			311,985			310,489			260,685		262,613		289,479		306,130
Russell 3000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Growth Index (USD)
Accumulated Value			$ 250,000				$ 255,195			$ 331,248			$ 365,030				$ 424,666			$ 544,424			$ 777,512			$ 585,674		$ 687,111		$ 985,467		$ 1,277,083

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	ACWI – All Country World Index